Components of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable And Accrued Liabilities1 [Abstract]
Accounts payable	$ 151,348	$ 136,360
Accrued liabilities:
Payroll	82,257	153,932
Other	108,777	101,761
Accounts payable and accrued liabilities	$ 342,382	$ 392,053